Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam International Equity Fund
Entity Central Index Key	0000868648
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class A
Trading Symbol	POVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$135	1.21%
[1]
Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class A shares of Putnam International Equity Fund returned 23.50%. The Fund compares its performance to the  MSCI EAFE Index-NR, which returned 20.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Samsung Electronics, a consumer electronics and semiconductor company.
↑	Overweight position in Infineon Technologies, a semiconductor manufacturer.
↑	Taiwan Semiconductor Manufacturing, a semiconductor foundry.

Top detractors from performance:
↓	Alibaba Group Holding, an e-commerce and cloud computing company.
↓	Overweight exposure to Nintendo, a video game developer and publisher.
↓	Overweight exposure to London Stock Exchange Group, a financial markets infrastructure and data services company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class A	23.50	9.91	10.04
Class A (with sales charge)	16.40	8.62	9.39
MSCI All Country World ex-U.S. Index-NR	27.66	8.79	9.93
MSCI EAFE Index-NR	20.23	9.05	9.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,044,675,965
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 6,970,665
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,044,675,965
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	62
Total Management Fee Paid	$6,970,665
Portfolio Turnover Rate	75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2026, the Fund’s investment manager has contractually agreed to waive fees and/or reimburse operating expenses of the Fund (excluding payments under the Fund’s distribution plans, payments under the Fund’s investor servicing contract, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, and acquired fund fees and expenses) so that the expenses will not exceed 0.79% of the Fund’s average net assets. This obligation may not be modified or discontinued prior to October 31, 2027, without approval of the Board of Trustees.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class C
Trading Symbol	PIGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$217	1.95%
[3]
Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class C shares of Putnam International Equity Fund returned 22.61%. The Fund compares its performance to the  MSCI EAFE Index-NR, which returned 20.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Samsung Electronics, a consumer electronics and semiconductor company.
↑	Overweight position in Infineon Technologies, a semiconductor manufacturer.
↑	Taiwan Semiconductor Manufacturing, a semiconductor foundry.

Top detractors from performance:
↓	Alibaba Group Holding, an e-commerce and cloud computing company.
↓	Overweight exposure to Nintendo, a video game developer and publisher.
↓	Overweight exposure to London Stock Exchange Group, a financial markets infrastructure and data services company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class C	22.61	9.10	9.38
Class C (with sales charge)	21.61	9.10	9.38
MSCI All Country World ex-U.S. Index-NR	27.66	8.79	9.93
MSCI EAFE Index-NR	20.23	9.05	9.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,044,675,965
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 6,970,665
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,044,675,965
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	62
Total Management Fee Paid	$6,970,665
Portfolio Turnover Rate	75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2026, the Fund’s investment manager has contractually agreed to waive fees and/or reimburse operating expenses of the Fund (excluding payments under the Fund’s distribution plans, payments under the Fund’s investor servicing contract, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, and acquired fund fees and expenses) so that the expenses will not exceed 0.79% of the Fund’s average net assets. This obligation may not be modified or discontinued prior to October 31, 2027, without approval of the Board of Trustees.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class R
Trading Symbol	PIERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$162	1.45%
[5]
Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class R shares of Putnam International Equity Fund returned 23.22%. The Fund compares its performance to the  MSCI EAFE Index-NR, which returned 20.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Samsung Electronics, a consumer electronics and semiconductor company.
↑	Overweight position in Infineon Technologies, a semiconductor manufacturer.
↑	Taiwan Semiconductor Manufacturing, a semiconductor foundry.

Top detractors from performance:
↓	Alibaba Group Holding, an e-commerce and cloud computing company.
↓	Overweight exposure to Nintendo, a video game developer and publisher.
↓	Overweight exposure to London Stock Exchange Group, a financial markets infrastructure and data services company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class R	23.22	9.64	9.76
MSCI All Country World ex-U.S. Index-NR	27.66	8.79	9.93
MSCI EAFE Index-NR	20.23	9.05	9.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,044,675,965
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 6,970,665
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,044,675,965
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	62
Total Management Fee Paid	$6,970,665
Portfolio Turnover Rate	75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2026, the Fund’s investment manager has contractually agreed to waive fees and/or reimburse operating expenses of the Fund (excluding payments under the Fund’s distribution plans, payments under the Fund’s investor servicing contract, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, and acquired fund fees and expenses) so that the expenses will not exceed 0.79% of the Fund’s average net assets. This obligation may not be modified or discontinued prior to October 31, 2027, without approval of the Board of Trustees.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class R5
Trading Symbol	POVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$102	0.91%
[7]
Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class R5 shares of Putnam International Equity Fund returned 23.82%. The Fund compares its performance to the  MSCI EAFE Index-NR, which returned 20.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Samsung Electronics, a consumer electronics and semiconductor company.
↑	Overweight position in Infineon Technologies, a semiconductor manufacturer.
↑	Taiwan Semiconductor Manufacturing, a semiconductor foundry.

Top detractors from performance:
↓	Alibaba Group Holding, an e-commerce and cloud computing company.
↓	Overweight exposure to Nintendo, a video game developer and publisher.
↓	Overweight exposure to London Stock Exchange Group, a financial markets infrastructure and data services company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class R5	23.82	10.26	10.39
MSCI All Country World ex-U.S. Index-NR	27.66	8.79	9.93
MSCI EAFE Index-NR	20.23	9.05	9.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,044,675,965
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 6,970,665
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,044,675,965
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	62
Total Management Fee Paid	$6,970,665
Portfolio Turnover Rate	75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2026, the Fund’s investment manager has contractually agreed to waive fees and/or reimburse operating expenses of the Fund (excluding payments under the Fund’s distribution plans, payments under the Fund’s investor servicing contract, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, and acquired fund fees and expenses) so that the expenses will not exceed 0.79% of the Fund’s average net assets. This obligation may not be modified or discontinued prior to October 31, 2027, without approval of the Board of Trustees.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class R6
Trading Symbol	POVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$92	0.82%
[9]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class R6 shares of Putnam International Equity Fund returned 23.95%. The Fund compares its performance to the  MSCI EAFE Index-NR, which returned 20.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Samsung Electronics, a consumer electronics and semiconductor company.
↑	Overweight position in Infineon Technologies, a semiconductor manufacturer.
↑	Taiwan Semiconductor Manufacturing, a semiconductor foundry.

Top detractors from performance:
↓	Alibaba Group Holding, an e-commerce and cloud computing company.
↓	Overweight exposure to Nintendo, a video game developer and publisher.
↓	Overweight exposure to London Stock Exchange Group, a financial markets infrastructure and data services company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class R6	23.95	10.35	10.49
MSCI All Country World ex-U.S. Index-NR	27.66	8.79	9.93
MSCI EAFE Index-NR	20.23	9.05	9.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,044,675,965
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 6,970,665
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,044,675,965
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	62
Total Management Fee Paid	$6,970,665
Portfolio Turnover Rate	75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2026, the Fund’s investment manager has contractually agreed to waive fees and/or reimburse operating expenses of the Fund (excluding payments under the Fund’s distribution plans, payments under the Fund’s investor servicing contract, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, and acquired fund fees and expenses) so that the expenses will not exceed 0.79% of the Fund’s average net assets. This obligation may not be modified or discontinued prior to October 31, 2027, without approval of the Board of Trustees.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class Y
Trading Symbol	POVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$103	0.92%
[11]
Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class Y shares of Putnam International Equity Fund returned 23.86%. The Fund compares its performance to the  MSCI EAFE Index-NR, which returned 20.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Samsung Electronics, a consumer electronics and semiconductor company.
↑	Overweight position in Infineon Technologies, a semiconductor manufacturer.
↑	Taiwan Semiconductor Manufacturing, a semiconductor foundry.

Top detractors from performance:
↓	Alibaba Group Holding, an e-commerce and cloud computing company.
↓	Overweight exposure to Nintendo, a video game developer and publisher.
↓	Overweight exposure to London Stock Exchange Group, a financial markets infrastructure and data services company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class Y	23.86	10.19	10.31
MSCI All Country World ex-U.S. Index-NR	27.66	8.79	9.93
MSCI EAFE Index-NR	20.23	9.05	9.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,044,675,965
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 6,970,665
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,044,675,965
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	62
Total Management Fee Paid	$6,970,665
Portfolio Turnover Rate	75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2026, the Fund’s investment manager has contractually agreed to waive fees and/or reimburse operating expenses of the Fund (excluding payments under the Fund’s distribution plans, payments under the Fund’s investor servicing contract, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, and acquired fund fees and expenses) so that the expenses will not exceed 0.79% of the Fund’s average net assets. This obligation may not be modified or discontinued prior to October 31, 2027, without approval of the Board of Trustees.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.